Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	63	(928)
Net periodic benefit costs	105	177
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	(13)	(203)
Net periodic benefit costs	17	20
Not Recognized as Combined Net Period Benefit Cost [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost	3	5
Actuarial loss	842	1,510
Net periodic benefit costs	845	1,515
Not Recognized as Combined Net Period Benefit Cost [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost	2	5
Actuarial loss	306	315
Net periodic benefit costs	308	320